CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Defined benefit pension plan—amortization of net income (loss), tax	$ 36	$ 2